Property and Equipment, Net (Details) - Schedule of property and equipment, net ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	¥ 531,491		¥ 536,801
Less: Accumulated depreciation	(277,917)		(264,089)
Impairment loss	(36,790)		(41,889)
Add: Foreign exchange differences	66		252
Construction in progress	522		720
Total	217,372	$ 32,453	231,795
Leasehold improvement [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	342,676		346,732
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	148,459		148,459
Furniture [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	13,618		14,480
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	26,639		27,031
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total cost of property and equipment	¥ 99		¥ 99